Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Liabilities
Accrued liabilities - related parties		$ 0	$ 177,852
Convertible debentures, net of discounts	$ 69,925	0	180,716
Loans payable - related parties	$ 68,415	$ 0	$ 370,000
Stockholders' Deficiency
Common Stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares issued	515,838,889	345,450,049	315,661,069
Common Stock, shares outstanding	515,838,889	345,450,049	315,661,069
Treasury Stock - shares	58,333	58,333	58,333
Series A Preferred Stock
Stockholders' Deficiency
Preferred Stock, shares authorized	3,500,000	3,500,000	3,500,000
Preferred Stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares issued	3,381,520	3,381,520	3,381,520
Preferred Stock, shares outstanding	3,381,520	3,381,520	3,381,520
Series B Preferred Stock
Stockholders' Deficiency
Preferred Stock, shares authorized	10,000	10,000	10,000
Preferred Stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares issued	5,000	5,000	5,000
Preferred Stock, shares outstanding	5,000	5,000	5,000